T. ROWE PRICE Retirement I 2030 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 25.8%
T. Rowe Price Funds:
New Income Fund  1,044,394 131,656 121,169 123,469,864 997,636
International Bond Fund (USD
Hedged)  362,961 71,566 29,292 44,749,600 357,549
U.S. Treasury Long-Term Index
Fund  325,918 99,585 30,712 43,883,873 354,582
Dynamic Global Bond Fund  292,121 55,592 51,245 30,882,398 261,883
Limited Duration Inflation
Focused Bond Fund  323,440 67,850 150,954 47,183,915 218,933
Emerging Markets Bond Fund  164,657 58,924 15,784 23,295,989 198,715
High Yield Fund  162,286 49,567 13,936 33,427,160 189,197
Floating Rate Fund  143,633 14,541 62,976 10,745,797 98,324
Total Bond Mutual Funds (Cost $3,182,219) 2,676,819
EQUITY MUTUAL FUNDS 70.9%
T. Rowe Price Funds:
Value Fund  1,420,070 191,639 244,038 31,696,692 1,218,104
Growth Stock Fund (2) 977,484 363,604 102,148 17,181,409 1,152,357
Equity Index 500 Fund  866,302 100,866 150,039 7,072,277 739,972
Overseas Stock Fund  596,370 104,753 49,668 54,969,251 631,047
International Value Equity Fund  622,705 36,584 110,812 36,998,919 543,884
International Stock Fund  525,436 55,160 55,028 30,395,652 525,541
Real Assets Fund  310,637 104,068 23,969 26,265,513 362,727
U.S. Large-Cap Core Fund  153,206 240,216 13,092 12,267,506 362,137
Mid-Cap Growth Fund  280,132 42,690 20,174 3,216,976 304,133
Mid-Cap Value Fund  296,703 40,250 32,124 9,102,641 278,450
U.S. Equity Research Fund  217,276 74,805 19,578 7,017,256 264,761
Emerging Markets Discovery
Stock Fund  224,240 45,889 17,231 19,111,376 238,128
Small-Cap Stock Fund  193,449 30,567 17,533 3,707,065 205,631
Emerging Markets Stock Fund  216,005 22,561 20,327 5,819,815 203,751
Small-Cap Value Fund  210,037 16,728 42,441 3,476,636 180,368
New Horizons Fund (2) 115,635 18,042 12,011 2,514,729 127,849
Total Equity Mutual Funds (Cost $7,186,633) 7,338,840
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,467 230,077 230,197 13,512 1,365
Total Other Mutual Funds (Cost $1,343) 1,365
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 230,524 707,260 604,812 332,971,681 332,972

T. ROWE PRICE Retirement I 2030 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 10,000,000 9,893
Total Short-Term Investments (Cost $342,867) 342,865
Total Investments in Securities 100.0%
(Cost $10,713,062) $ 10,359,889
Other Assets Less Liabilities (0.0)% (2,961)
Net Assets 100.0% $ 10,356,928
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2030 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 344 MSCI EAFE Index contracts 3/23 (35,201) $ (425)
Short, 161 Russell 2000 E-Mini Index contracts 3/23 (15,288) (615)
Short, 375 S&P 500 E-Mini Index contracts 3/23 (74,541) 270
Net payments (receipts) of variation margin to date 1,280
Variation margin receivable (payable) on open futures contracts $ 510

T. ROWE PRICE Retirement I 2030 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 28,858 $ (34,585) $ 7,255
Emerging Markets Bond Fund  (1,720) (9,082) 8,587
Emerging Markets Discovery Stock Fund  (1,095) (14,770) 8,428
Emerging Markets Stock Fund  (2,033) (14,488) 4,216
Equity Index 500 Fund  47,400 (77,157) 9,658
Floating Rate Fund  (3,835) 3,126 5,868
Growth Stock Fund  24,596 (86,583) —
High Yield Fund  (429) (8,720) 9,001
International Bond Fund (USD Hedged)  25,902 (47,686) 6,319
International Stock Fund  (3,314) (27) 8,357
International Value Equity Fund  (6,632) (4,593) 21,428
Limited Duration Inflation Focused Bond Fund  (2,858) (21,403) 14,813
Mid-Cap Growth Fund  6,578 1,485 925
Mid-Cap Value Fund  31,021 (26,379) 4,392
New Horizons Fund  2,608 6,183 —
New Income Fund  (10,687) (57,245) 25,042
Overseas Stock Fund  189 (20,408) 19,311
Real Assets Fund  2,162 (28,009) 9,736
Small-Cap Stock Fund  6,549 (852) 1,599
Small-Cap Value Fund  3,475 (3,956) 2,058
Transition Fund  953 18 202
U.S. Equity Research Fund  83 (7,742) 3,359
U.S. Large-Cap Core Fund  14,893 (18,193) 3,092
U.S. Treasury Long-Term Index Fund  (5,709) (40,209) 8,176
Value Fund  81,004 (149,567) 25,190
U.S. Treasury Money Fund, 4.61% — — 6,981
Totals $ 237,959# $ (660,842) $ 213,993+
# Capital gain distributions from underlying Price funds represented $269,085 of the net realized gain (loss).
+ Investment income comprised $213,993 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2030 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2030 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2030 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2030 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,676,819 $ — $ — $ 2,676,819
Equity Mutual Funds 7,338,840 — — 7,338,840
Other Mutual Funds 1,365 — — 1,365
Short-Term Investments 332,972 9,893 — 342,865
Total Securities 10,349,996 9,893 — 10,359,889
Futures Contracts* 270 — — 270
Total $ 10,350,266 $ 9,893 $ — $ 10,360,159
Liabilities
Futures Contracts* $ 1,040 $ — $ — $ 1,040
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2030 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R414-054Q3 02/23